Note 3 - Stock-based Compensation - Activity of Restricted Stock Units (Details)	12 Months Ended
Sep. 30, 2022 $ / shares shares
Performance-contingent Restricted Share Units [Member]
Nonvested, units (in shares) | shares	312,596
Nonvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 74.33
Granted, units (in shares) | shares	128,396
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 67.43
Vested, units (in shares) | shares	(91,111)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 79.40
Forfeited, units (in shares) | shares	(6,357)
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 69.43
Nonvested, units (in shares) | shares	343,524
Nonvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 70.14
Time-vested Restricted Stock [Member]
Nonvested, units (in shares) | shares	110,300
Nonvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 70.98
Granted, units (in shares) | shares	62,945
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 63.57
Vested, units (in shares) | shares	(46,970)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 72.67
Forfeited, units (in shares) | shares	(4,030)
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 68.62
Nonvested, units (in shares) | shares	122,245
Nonvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 66.60